ADVISORS PREFERRED TRUST

The Gold Bullion Strategy Fund

Investor Class Shares QGLDX

Incorporated herein by reference is the definitive prospectus of the Investor Class Shares of The Gold Bullion Strategy Fund (the “Fund”) dated May 1, 2015, as supplemented pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on June 22, 2015 (SEC Accession No. 0001580642-15-002750).